Annual Fund Operating Expenses - Class I2 - Transamerica International Stock - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Component1 Other Expenses	0.02%
All other expenses	0.23%
Acquired fund fees and expenses3	0.01%
Total annual fund operating expenses	0.96%